Geographic areas - Disaggregation (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue, net	$ 1,695	$ 1,307	$ 4,778	$ 3,853
Total long-lived assets	10,603		10,603		$ 11,827
D-Wave Systems Inc. [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue, net					6,279	$ 5,160
Total long-lived assets					11,827	5,842
Canada
Revenues from External Customers and Long-Lived Assets [Line Items]
Total long-lived assets	10,106		10,106		11,251
Canada | D-Wave Systems Inc. [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total long-lived assets					11,251	4,984
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue, net	951	784	2,461	2,100
Total long-lived assets	497		497		576
United States | D-Wave Systems Inc. [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue, net					3,425	3,119
Total long-lived assets					576	858
Japan
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue, net	293	304	1,008	1,197
Japan | D-Wave Systems Inc. [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue, net					1,614	1,630
Germany
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue, net	237	70	757	197
Germany | D-Wave Systems Inc. [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue, net					741	155
Other
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue, net	$ 214	$ 149	$ 552	$ 359
Other | D-Wave Systems Inc. [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue, net					$ 499	$ 256